Appendix IV: Financial Instruments - Derivative Financial Instruments Receivable / Payable (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) £ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / $	Dec. 31, 2022 EUR (€) R$ / €
Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 665	€ 665	€ 665	€ 665
Average foreign exchange rate	0.83	1.13	3,742.44
Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 100	€ 100	€ 100	100
Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3	3	3	3
Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3	3	3	3
Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	95	95	95	95
Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(19)	(19)	(19)	(19)
Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	483	483	483	483
Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 4	€ 4	€ 4	€ 4
Average foreign exchange rate	0.87	1.03	4,660.76	5.58
Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 8	€ 8	€ 8	€ 8
Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(4)	(4)	(4)	(4)
Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	30	30	30	30
BRL | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	30	30	30	30
BRL | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	213	213	213	213
BRL | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	213	213	213	213
BRL | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(282)	(282)	(282)	(282)
BRL | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(282)	(282)	(282)	(282)
BRL | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,587)	(2,587)	(2,587)	(2,587)
BRL | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,587)	(2,587)	(2,587)	(2,587)
BRL | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
BRL | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	76	76	76	76
CLP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	76	76	76	76
CLP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25	25	25	25
CLP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25	25	25	25
CLP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(795)	(795)	(795)	(795)
CLP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(335)	(335)	(335)	(335)
CLP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(460)	(460)	(460)	(460)
CLP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(768)	(768)	(768)	(768)
CLP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(740)	(740)	(740)	(740)
CLP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(28)	(28)	(28)	(28)
CLP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CLP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	367	367	367	367
COP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	367	367	367	367
COP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	114	114	114	114
COP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	114	114	114	114
COP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(734)	(734)	(734)	(734)
COP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(367)	(367)	(367)	(367)
COP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(367)	(367)	(367)	(367)
COP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(213)	(213)	(213)	(213)
COP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(213)	(213)	(213)	(213)
COP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
COP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	87	87	87	87
CZK | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	87	87	87	87
CZK | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
CZK | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	4,078	4,078	4,078	4,078
EUR | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,536	1,536	1,536	1,536
EUR | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,542	2,542	2,542	2,542
EUR | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	4,583	4,583	4,583	4,583
EUR | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	4,583	4,583	4,583	4,583
EUR | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(14,024)	(14,024)	(14,024)	(14,024)
EUR | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(673)	(673)	(673)	(673)
EUR | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(80)	(80)	(80)	(80)
EUR | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)	(46)	(46)	(46)
EUR | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,352)	(2,352)	(2,352)	(2,352)
EUR | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,966)	(3,966)	(3,966)	(3,966)
EUR | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(6,907)	(6,907)	(6,907)	(6,907)
EUR | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(890)	(890)	(890)	(890)
EUR | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(890)	(890)	(890)	(890)
EUR | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
EUR | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,015	1,015	1,015	1,015
GBP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	564	564	564	564
GBP | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	451	451	451	451
GBP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	24	24	24	24
GBP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	24	24	24	24
GBP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(796)	(796)	(796)	(796)
GBP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(796)	(796)	(796)	(796)
GBP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
GBP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	107	107	107	107
JPY | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	107	107	107	107
JPY | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
JPY | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(236)	(236)	(236)	(236)
Mexican peso | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(217)	(217)	(217)	(217)
Mexican peso | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(19)	(19)	(19)	(19)
Mexican peso | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
Mexican peso | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	32	32	32	32
PEN | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	32	32	32	32
PEN | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(384)	(384)	(384)	(384)
PEN | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(384)	(384)	(384)	(384)
PEN | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
PEN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	231	231	231	231
UFC | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	231	231	231	231
UFC | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(115)	(115)	(115)	(115)
UFC | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(115)	(115)	(115)	(115)
UFC | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UFC | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	15,373	15,373	15,373	15,373
USD | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,297	1,297	1,297	1,297
USD | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	83	83	83	83
USD | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	517	517	517	517
USD | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,883	1,883	1,883	1,883
USD | Receive | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3,934	3,934	3,934	3,934
USD | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7,659	7,659	7,659	7,659
USD | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,962	1,962	1,962	1,962
USD | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,919	1,919	1,919	1,919
USD | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	43	43	43	43
USD | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(4,662)	(4,662)	(4,662)	(4,662)
USD | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,665)	(1,665)	(1,665)	(1,665)
USD | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(468)	(468)	(468)	(468)
USD | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Currency swaps | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,529)	(2,529)	(2,529)	(2,529)
USD | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,165)	(1,165)	(1,165)	(1,165)
USD | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,165)	(1,165)	(1,165)	(1,165)
USD | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
USD | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	21	21	21	21
UYU | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	21	21	21	21
UYU | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(18)	(18)	(18)	(18)
UYU | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(18)	(18)	(18)	(18)
UYU | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0
UYU | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 0	€ 0	€ 0	€ 0